9. INTEREST EXPENSE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense
Interest on indebtedness	CAD 209,136	CAD 195,523	CAD 182,506
Interest on derivative instruments	3,071	2,303	3,721
Interest on satellite performance incentive payments	4,750	5,548	4,362
Interest on employee benefit plans (Note 29)	1,511	1,733	1,976
Capitalized interest (Note 16)	(18,324)	(6,292)	(9,268)
Interest expense	CAD 200,144	CAD 198,815	CAD 183,297